Long-term investments (Details Narrative)	Sep. 30, 2021 USD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Investment on equity interest	$ 200,850,664
Prospector Royalty Corp. [Member]
IfrsStatementLineItems [Line Items]
Investment on equity interest		$ 1,586,600	$ 2,000,000
Equity interest invested		12.50%	12.50%